Cost and Estimated Earnings on Uncompleted Contracts (Details 3) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs in excess of billings	$ 105,102	$ 78,161	$ 39,749
Investments (equity method)	105,124	111,348
Claims asset total	$ 210,226	$ 189,509	$ 39,749